Salaries and social security expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Salaries and Social Security Expenses

	2022	2021	2020
Wages and salaries (i)	132,010	101,818	89,662
Social security costs	36,932	30,296	27,430
Equity-settled share-based compensation	10,227	6,406	4,316
	179,169	138,520	121,408
(i)Includes US$30,014, US$25,105 and US$32,714, capitalized in Property, Plant and Equipment for the years 2022, 2021 and 2020, respectively.